Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	27,502,332	29,678,729	4,145,884
Less: allowance for credit loss	(4,030,967)	(3,441,300)	(480,722)
Accounts receivable, net	23,471,365	26,237,429	3,665,162

Schedule of allowance for doubtful accounts

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	4,588,786	4,030,967	560,760
Allowance/ (Reversal) for credit loss	2,492,478	(584,713)	(81,394)
Write-off	(3,050,297)	(4,954)	(690)
Exchange rate difference	-	-	2,046
Ending balance	4,030,967	3,441,300	480,722